Eaton Vance

TABS 1-to-10 Year Laddered Municipal Bond Fund

April 30, 2019

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 97.2%

Security	Principal Amount (000’s omitted)	Value
Bond Bank — 0.1%
North Dakota Public Finance Authority, 5.00%, 10/1/19	$35	$35,488

		$35,488

Education — 4.5%
California Municipal Finance Authority, (California Lutheran University), 5.00%, 10/1/20	$325	$339,729
California Municipal Finance Authority, (California Lutheran University), 5.00%, 10/1/21	150	161,150
California Municipal Finance Authority, (California Lutheran University), 5.00%, 10/1/23	125	141,080
Kershaw County Public Schools Foundation, SC, 5.00%, 12/1/19	100	101,961
Michigan State University, (SPA: Royal Bank of Canada), 2.13%, 8/15/30(1)	1,000	1,000,000
Southcentral Pennsylvania General Authority, (York College of Pennsylvania), 5.00%, 11/1/24	250	286,967
UCF Stadium Corp., FL, 5.00%, 3/1/21	150	158,909
UCF Stadium Corp., FL, 5.00%, 3/1/23	250	279,180
West Clark 2000 School Building Corp., IN, 5.00%, 1/15/23	100	111,529

		$2,580,505

Electric Utilities — 4.5%
Pend Oreille County Public Utility District No. 1, WA, Green Bonds, 5.00%, 1/1/22	$200	$213,928
Pend Oreille County Public Utility District No. 1, WA, Green Bonds, 5.00%, 1/1/23	780	851,885
Pend Oreille County Public Utility District No. 1, WA, Green Bonds, 5.00%, 1/1/25	275	311,253
Redding Joint Powers Financing Authority, CA, Electric System Revenue, 4.00%, 6/1/23	175	192,220
San Antonio, TX, Electric and Gas Systems, 3.00% to 12/1/19 (Put Date), 12/1/45	225	226,472
San Antonio, TX, Electric and Gas Systems, 3.00% to 12/1/20 (Put Date), 12/1/45	250	254,378
Springfield, IL, Electric System Revenue, 5.00%, 3/1/21	200	211,098
Springfield, IL, Electric System Revenue, 5.00%, 3/1/25	250	289,227

		$2,550,461

Escrowed/Prerefunded — 0.7%
Lake County Community Consolidated School District No. 50, IL, Escrowed to Maturity, 5.00%, 1/1/21	$165	$174,032
Revere Local School District, OH, Prerefunded to 6/1/22, 5.00%, 12/1/27	200	220,484

		$394,516

General Obligations — 29.9%
Aldine Independent School District, TX, (PSF Guaranteed), 5.00%, 2/15/21	$1,060	$1,122,996
Boulder Valley School District No. Re-2, CO, 4.00%, 12/1/23	125	137,912
Campton Township, IL, 5.00%, 12/15/19	75	76,531
Campton Township, IL, 5.00%, 12/15/22	200	221,154
Campton Township, IL, 5.00%, 12/15/23	105	118,830
Channahon, IL, 4.00%, 12/1/20	220	225,458
Channahon, IL, 4.00%, 12/1/21	565	595,052
Cypress-Fairbanks Independent School District, TX, (PSF Guaranteed), 5.00%, 2/15/20	1,000	1,026,510
Decatur City Board of Education, AL, 5.00%, 2/1/25	50	58,306
Fort Worth, TX, 5.00%, 3/1/20	825	848,034
Grand Blanc Community Schools, MI, 4.00%, 5/1/27	455	483,306

Security	Principal Amount (000’s omitted)	Value
Illinois, 5.00%, 2/1/27	$2,000	$2,201,860
Illinois, 5.00%, 1/1/28	500	544,455
La Grange Park District, IL, 5.00%, 12/1/20	395	414,477
La Joya Independent School District, TX, (PSF Guaranteed), 5.00%, 2/15/26	1,000	1,100,130
Lakeland, FL, 5.00%, 10/1/19	50	50,700
Lakeland, FL, 5.00%, 10/1/21	50	53,939
Lakeland, FL, 5.00%, 10/1/22	100	110,913
Lakeland, FL, 5.00%, 10/1/24	50	58,350
McLean County Public Building Commission, IL, 5.00%, 12/1/22	250	278,097
New York, NY, 3.00%, (SIFMA + 0.70%), 2/15/20(2)	100	100,191
New York, NY, (LOC: TD Bank, N.A.), 1.30%, 9/1/27(1)	500	500,000
Northside Independent School District, TX, (PSF Guaranteed), 4.00%, 6/1/29	1,000	1,061,560
Port of Seattle, WA, Limited Tax General Obligation Bonds, 5.00%, 6/1/28	1,000	1,159,060
Schaumburg, IL, 4.00%, 12/1/19	40	40,538
Scotts Bluff County School District 0016, NE, (Gering Public Schools), 5.00%, 12/1/25	120	131,134
Scotts Bluff County School District 0016, NE, (Gering Public Schools), 5.00%, 12/1/26	115	125,525
Scotts Bluff County School District 0016, NE, (Gering Public Schools), 5.00%, 12/1/27	170	185,453
Tennessee, 3.00%, 10/1/27	1,000	1,017,110
Texas, (Texas Water Development Board), 5.00%, 8/1/25	850	913,019
Texas, (Texas Water Development Board), 5.00%, 8/1/26	925	993,154
Texas, (Texas Water Development Board), 5.00%, 8/1/27	1,000	1,072,990
Vistancia Community Facilities District, AZ, 5.00%, 7/15/19	30	30,200
Vistancia Community Facilities District, AZ, 5.00%, 7/15/20	30	31,180

		$17,088,124

Hospital — 10.1%
Arizona Health Facilities Authority, (Phoenix Children’s Hospital), 4.15%, (SIFMA + 1.85%), 2/1/23 (Put Date), 2/1/48(2)	$500	$518,440
Colorado Health Facilities Authority, (Vail Valley Medical Center), 4.00%, 1/15/25	25	27,738
Colorado Health Facilities Authority, (Vail Valley Medical Center), 5.00%, 1/15/23	25	27,759
Greeneville Health and Educational Facilities Board, TN, (Ballad Health), 5.00%, 7/1/28	1,000	1,206,860
Massachusetts Development Finance Agency, (Berkshire Retirement Community, Inc.), 4.00%, 7/1/19	25	25,093
Massachusetts Development Finance Agency, (Berkshire Retirement Community, Inc.), 4.00%, 7/1/20	200	205,102
Michigan Finance Authority, (Beaumont Health Credit Group), 5.00%, 8/1/28	780	890,635
Michigan Finance Authority, (Trinity Health Credit Group), 5.00%, 12/1/27	500	544,075
Northampton County General Purpose Authority, PA, (St. Luke’s University Health Network), 5.00%, 8/15/24	85	97,503
Northampton County General Purpose Authority, PA, (St. Luke’s University Health Network), 5.00%, 8/15/25	30	35,081
Northampton County General Purpose Authority, PA, (St. Luke’s University Health Network), 5.00%, 8/15/26	85	100,869
Ohio, (Cleveland Clinic Health System), (SIFMA + 0.40%), 1/1/52(3)	1,000	1,000,340
Oregon Facilities Authority, (Legacy Health), 4.125%, 5/1/19	30	30,000
Royal Oak Hospital Finance Authority, MI, (William Beaumont Hospital), 5.00%, 9/1/23	35	39,658
San Diego County, CA, (Sanford Burnham Prebys Medical Discovery Institute), 5.00%, 11/1/25	35	41,589
Southcentral Pennsylvania General Authority, (Hanover Hospital, Inc.), 4.00%, 12/1/19	100	101,322
Southcentral Pennsylvania General Authority, (Hanover Hospital, Inc.), 5.00%, 12/1/20	235	246,437

Security	Principal Amount (000’s omitted)	Value
Southcentral Pennsylvania General Authority, (Hanover Hospital, Inc.), 5.00%, 12/1/21	$150	$161,424
Southcentral Pennsylvania General Authority, (Hanover Hospital, Inc.), 5.00%, 12/1/22	200	221,012
West Virginia Hospital Finance Authority, (West Virginia United Health System Obligated Group), 4.00%, 6/1/29	230	249,589

		$5,770,526

Housing — 0.6%
New York City Housing Development Corp., NY, 1.70%, 11/1/20	$200	$200,084
New York City Housing Development Corp., NY, 1.80%, 11/1/21	165	165,371

		$365,455

Insured-General Obligations — 2.9%
Albertville, AL, (BAM), 4.00%, 6/1/28	$250	$265,965
Montgomery County Municipal Utility District No. 9, TX, (BAM), 3.00%, 4/1/25	250	260,455
Montgomery County Municipal Utility District No. 9, TX, (BAM), 3.00%, 4/1/26	250	259,750
Montgomery County Municipal Utility District No. 9, TX, (BAM), 3.00%, 4/1/27	525	542,640
New Britain, CT, (BAM), 5.00%, 3/1/25	50	57,964
New Britain, CT, (BAM), Escrowed to Maturity, 5.00%, 3/1/23	105	118,003
New Britain, CT, (BAM), Escrowed to Maturity, 5.00%, 3/1/25	5	5,888
Sienna Plantation Levee Improvement District of Fort Bend County, TX, (AGM), 3.00%, 9/1/19	50	50,222
Sienna Plantation Levee Improvement District of Fort Bend County, TX, (AGM), 3.00%, 9/1/20	50	50,871
Sienna Plantation Levee Improvement District of Fort Bend County, TX, (AGM), 3.00%, 9/1/21	50	51,402

		$1,663,160

Insured-Lease Revenue/Certificates of Participation — 0.8%
Highlands County School Board, FL, (BAM), 5.00%, 3/1/20	$250	$256,622
Highlands County School Board, FL, (BAM), 5.00%, 3/1/26	180	209,425

		$466,047

Insured-Special Tax Revenue — 0.0%(4)
Successor Agency to Riverside County Redevelopment Agency, CA, (AGM), 5.00%, 10/1/24	$10	$11,812

		$11,812

Insured-Transportation — 5.3%
New Orleans Aviation Board, LA, (AGM), 5.00%, 1/1/28	$1,000	$1,213,410
New Orleans Aviation Board, LA, (AGM), 5.00%, 1/1/29	1,510	1,821,211

		$3,034,621

Insured-Water and Sewer — 0.0%(4)
Beaumont, TX, Waterworks and Sewer System Revenue, (BAM), 3.00%, 9/1/22	$25	$26,010

		$26,010

Lease Revenue/Certificates of Participation — 2.4%
Georgia Municipal Association, Inc., Certificates of Participation, (Atlanta Public Safety), 5.00%, 12/1/23	$225	$256,207
Miami-Dade County School Board, FL, 5.00%, 2/1/24	300	341,958
Miami-Dade County School Board, FL, 5.00%, 2/1/25	200	232,868
New Jersey Economic Development Authority, (School Facilities Construction), 5.00%, 9/1/23	100	104,604

Security	Principal Amount (000’s omitted)	Value
Palm Beach County School Board, FL, 5.00%, 8/1/21	$125	$134,153
St. Charles County Public Water Supply District No. 2, MO, 3.00%, 12/1/25	250	259,400
Thompson School District No. R2-J, Larimer, Weld and Boulder Counties, CO, 5.00%, 12/1/19	25	25,489

		$1,354,679

Other Revenue — 16.8%
California Infrastructure and Economic Development Bank, (The J. Paul Getty Trust), 2.081%, (70% of 1 mo. USD LIBOR + 0.33%), 10/1/47(2)	$2,000	$1,995,660
Citizens Property Insurance Corp., FL, 5.00%, 6/1/22	100	108,036
Fort Myers, FL, Capital Improvement Revenue, 5.00%, 12/1/27	330	391,014
Fort Myers, FL, Capital Improvement Revenue, 5.00%, 12/1/28	545	642,817
Fort Myers, FL, Capital Improvement Revenue, 5.00%, 12/1/29	600	704,466
Fulton County Development Authority, GA, (Robert W. Woodruff Arts Center, Inc.), 5.00%, 3/15/24	150	169,900
Main Street Natural Gas, Inc., GA, Gas Supply Revenue, (Liq: Royal Bank of Canada), 4.00% to 9/1/23 (Put Date), 4/1/48	2,500	2,699,000
Tennergy Corp., TN, Gas Supply Revenue, 5.00% to 10/1/24 (Put Date), 2/1/50	2,000	2,287,620
Tennessee Energy Acquisition Corp., Gas Project Revenue, 5.00%, 11/1/22	300	325,734
West Virginia School Building Authority, Lottery Revenue, 5.00%, 7/1/24	100	115,839
West Virginia School Building Authority, Lottery Revenue, 5.00%, 7/1/25	100	118,433

		$9,558,519

Senior Living/Life Care — 2.7%
Buffalo and Erie County Industrial Land Development Corp., NY, (Orchard Park CCRC, Inc.), 5.00%, 11/15/24	$60	$66,466
Buffalo and Erie County Industrial Land Development Corp., NY, (Orchard Park CCRC, Inc.), 5.00%, 11/15/25	60	67,225
Buffalo and Erie County Industrial Land Development Corp., NY, (Orchard Park CCRC, Inc.), 5.00%, 11/15/29	830	908,759
California Statewide Communities Development Authority, (American Baptist Homes of the West), 5.00%, 10/1/21	50	53,191
California Statewide Communities Development Authority, (American Baptist Homes of the West), 5.00%, 10/1/23	100	110,984
North Carolina Medical Care Commission, (United Methodist Retirement Homes), 5.00%, 10/1/22	150	162,163
Orange County, FL, Health Facilities Authority, (Presbyterian Retirement Communities), 4.00%, 8/1/24	50	53,823
Wisconsin Health and Educational Facilities Authority, (Saint John’s Communities, Inc.), 4.00%, 9/15/19	100	100,615

		$1,523,226

Special Tax Revenue — 6.0%
Contra Costa Transportation Authority, CA, Sales Tax Revenue, 2.001%, (70% of 1 mo. USD LIBOR + 0.25%), 3/1/34(2)	$500	$500,355
New York Urban Development Corp., Personal Income Tax Revenue, 5.00%, 3/15/26	100	112,343
Port St. Lucie, FL, Public Service Tax Revenue, 5.00%, 9/1/27	250	287,595
Thornton Development Authority, CO, 2.00%, 12/1/19	200	200,368
Thornton Development Authority, CO, 4.00%, 12/1/20	100	103,587
Troup County Public Facilities Authority, GA, 3.00%, 5/1/21	1,000	1,027,010
Troup County Public Facilities Authority, GA, 4.00%, 5/1/22	1,000	1,066,270
West Palm Beach Community Redevelopment Agency, FL, 5.00%, 3/1/20	100	102,691

		$3,400,219

Security	Principal Amount (000’s omitted)	Value
Transportation — 5.7%
Bay Area Toll Authority, CA, Toll Bridge Revenue, (San Francisco Bay Area), 3.20%, (SIFMA + 0.90%), 5/1/23 (Put Date), 4/1/47(2)	$500	$507,335
Idaho Housing and Finance Association, Federal Highway Trust Fund, 5.00%, 7/15/25	250	294,250
Metropolitan Transportation Authority, NY, 2.496%, (67% of 1 mo. USD LIBOR + 0.82%), 11/1/26(2)	1,000	1,003,520
Metropolitan Transportation Authority, NY, Green Bonds, 5.00%, 11/15/29	1,000	1,217,850
North Carolina, (Federal-Aid Highway Projects), 5.00%, 3/1/20	100	102,792
North Carolina, (Federal-Aid Highway Projects), 5.00%, 3/1/22	100	109,165

		$3,234,912

Water and Sewer — 4.2%
Arizona Water Infrastructure Finance Authority, 5.00%, 10/1/25	$55	$64,527
Brushy Creek Regional Utility Authority, Inc., TX, 5.00%, 8/1/24	500	577,370
Brushy Creek Regional Utility Authority, Inc., TX, 5.00%, 8/1/25	160	188,907
Brushy Creek Regional Utility Authority, Inc., TX, 5.00%, 8/1/27	500	598,485
DeKalb County, GA, Water and Sewerage Revenue, 5.00%, 10/1/24	335	392,272
Glendale, AZ, Water and Sewer Revenue, 5.00%, 7/1/28	500	587,710

		$2,409,271

Total Tax-Exempt Investments — 97.2% (identified cost $54,408,980)		$55,467,551

Short-Term Investments — 3.8%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 2.54%(5)	2,142,052	$2,142,052

Total Short-Term Investments (identified cost $2,142,052)		$2,142,052

Total Investments — 101.0% (identified cost $56,551,032)		$57,609,603

Other Assets, Less Liabilities — (1.0)%		$(557,137)

Net Assets — 100.0%		$57,052,466

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

At April 30, 2019, the concentration of the Fund’s investments in the various states, determined as a percentage of net assets, is as follows:

Texas	19.7%
Others, representing less than 10% individually	77.5%

The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at April 30, 2019, 9.0% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 3.5% to 5.5% of total investments.

(1)

Variable rate demand obligation that may be tendered at par on any day for payment the lesser of 5 business days or 7 calendar days. The stated interest rate, which generally resets weekly, is determined by the remarketing agent and represents the rate in effect at April 30, 2019.

(2)	Floating rate security. The stated interest rate represents the rate in effect at April 30, 2019.

(3)	When-issued, floating rate security whose interest rate will be determined after April 30, 2019.

(4)	Amount is less than 0.05%.

(5)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of April 30, 2019. Net income from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended April 30, 2019 was $16,871.

Abbreviations:

AGM	-	Assured Guaranty Municipal Corp.

BAM	-	Build America Mutual Assurance Co.

LIBOR	-	London Interbank Offered Rate

Liq	-	Liquidity Provider

LOC	-	Letter of Credit

PSF	-	Permanent School Fund

SIFMA	-	Securities Industry and Financial Markets Association Municipal Swap Index

SPA	-	Standby Bond Purchase Agreement

Currency Abbreviations:

USD	-	United States Dollar

The Fund did not have any open derivative instruments at April 30, 2019.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At April 30, 2019, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Investments	$—	$55,467,551	$—	$55,467,551
Short-Term Investments	—	2,142,052	—	2,142,052
Total Investments	$—	$57,609,603	$—	$57,609,603

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.